First Trust RBA American Industrial Renaissance ETF Expense Example, No Redemption - First Trust RBA American Industrial Renaissance ETF - First Trust RBA American Industrial Renaissance ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859